Income Taxes - Schedule of Income Tax Expense (Details) - Mann- India Technologies Private Limited [Member] - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018		Dec. 31, 2018		Dec. 31, 2017
Current provision		[1]	$ 5,528	[1]	$ (41,433)	[2]	$ 22,277	[2]
Deferred provision/(benefit)	(2,521)		3,877		(36,444)		(53,387)
Income tax benefit/ (expense)	$ (2,521)		$ 9,405		$ (77,877)		$ (31,110)

[1]	During the three month ended March 31, 2019 and 2018, Income Tax expense is of Nil and $ 5,528, respectively. Effective Income tax rate for Quarter 1 of 2019 is zero and for 2018 is 1.53%. Effective interest rate is zero because of net loss incurred during the year 2018-19, as per Indian Income Tax Act. 1961.
[2]	Current Provision for 2018 includes benefit on account of MAT credit recognition for $ 46,650. Further, during the year 2018 Income Tax expense is of $5,217 and $ 22,277 for year 2017. Effective Income tax rate for year 2018 is zero and for 2017 is 1.53%. Effective interest rate is zero becuase of net loss incurred during the year 2018.